1. FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Notes to Financial Statements
1. FINANCIAL STATEMENTS/NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 –FINANCIAL STATEMENTS

Pursuant to the rules and regulations of the Securities and Exchange Commission for Form 10-Q, the financial statements, footnote disclosures and other information normally included in financial statements prepared in accordance with generally accepted accounting principles have been omitted. The financial statements contained in this report are unaudited but, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments necessary for a fair presentation of the financial statements.  The results of operations for any interim period are not necessarily indicative of results for the full year. The balance sheet at September 30, 2012 has been derived from the audited financial statements at that date. These interim financial statements do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America.  The accompanying interim financial statements should be read in conjunction with the financial statements and notes there to included in the Annual Report on the Form 10-K for the year ended September 30, 2012.

American Power Corp. (the “Company”) was originally organized as Teen Glow Makeup, Inc. under the laws of the State of Nevada on August 7, 2007.  On April 30, 2010 the Company changed its name to American Power Corp.  The Company is in the exploration stage and has incurred losses since inception of $4,501,968.  The Company is An Exploration Stage Enterprise, as defined in FASB ASC 915-10 “Development Stage Entities”.  During the year ended September 30, 2010, the Company decided to redirect its business focus toward coal, oil and natural gas exploration and development.

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles for financial information and with the instructions to Form 10-K.